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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06591

Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Philip A. Taylor

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2014
Invesco Quality Municipal Income Trust
NYSE: IQI

2 Letters to Shareholders

3 Trust Performance

4 Dividend Reinvestment Plan

5 Schedule of Investments

18 Financial Statements

21 Notes to Financial Statements

26 Financial Highlights

28 Approval of Investment Advisory and Sub-Advisory Contracts

30 Results of Proxy

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

While the members of the Invesco Funds Board, which I chair, can’t dictate the performance of the Invesco funds, be assured that your Board works diligently throughout the year to focus on how your investments are managed. Our job is to represent you and your interests on a variety of fund management-related matters. We regularly monitor how the portfolio management teams of the Invesco funds are performing in light of ever-changing and often unpredictable economic and market conditions, and we review the investment strategies and investment process employed by each fund’s management team as explained in the fund’s prospectus.

    Perhaps our most significant responsibility is conducting the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information from Invesco that allows us to evaluate the quality of its services and the reasonableness of its fees. We also use information from a variety of independent sources, including materials provided by the independent senior officer of the Invesco funds, who reports directly to the independent trustees on the Board. Additionally, we meet with legal counsel and review performance and fee data prepared for us by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    After a careful review, the members of the Invesco Funds Board approved the continuation of advisory and sub-advisory contracts with Invesco Advisers and its affiliates.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including prices, performance, holdings and portfolio manager commentaries. You can access information about your individual Invesco account whenever it’s convenient for you; just complete a simple, secure online registration. Use the “Login” box on our home page to get started.

    Invesco’s mobile app for iPad® (available free from the App StoreSM) allows you to obtain the same detailed information about your Fund and the same investment insights from our investment leaders, market strategists, economists and retirement experts on the go.

    Also, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com or by visiting the “Intentional Investing Forum” on our home page.

    For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPad is a trademark of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Quality Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/14 to 8/31/14

Trust at NAV	9.13%
Trust at Market Value	7.87
Barclays Municipal Bond Index▼ (Former Broad Market Index)*	4.19
S&P Municipal Bond Index▼ (Broad Market Index)*	4.21
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)*	5.13
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index■ (Peer Group Index)*	8.53

Market Price Discount to NAV as of 8/31/14	-9.76

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

*	During the reporting period, the Trust adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures. The S&P Municipal Bond Index now represents the Trust’s broad market benchmark instead of the Barclays Municipal Bond Index as the S&P Municipal Bond Index more closely reflects the performance of the broad US municipal bond market. The S&P Municipal Bond 5+ Year Investment Grade Index and Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index are now the Trust’s style-specific and peer group benchmarks, respectively.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment-grade US municipal bonds seeks to measure the performance of municipals whose maturities are greater than or equal to five years.

The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

3                         Invesco Quality Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Quality Municipal Income Trust

Schedule of Investments

August 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–155.44%(a)
Alabama–1.15%
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/39	$1,130	$1,262,436
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/44	1,130	1,257,407
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	2,100	2,322,579
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS–AGM)(b)(c)	5.00%	01/01/36	3,060	3,472,549
				8,314,971

Alaska–0.63%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	4,065	4,602,718

Arizona–3.50%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	2,050	2,184,521
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB(c)	5.00%	07/01/36	3,450	3,847,647
Arizona (State of); Series 2008 A, COP (INS–AGM)(b)	5.00%	09/01/24	1,995	2,159,647
Mesa (City of); Series 2013, Excise Tax RB(c)	5.00%	07/01/32	7,600	8,555,548
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(d)	6.50%	07/01/34	450	500,067
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,780	2,960,783
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	976,710
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	2,525	2,727,960
Yuma (City of) Industrial Development Authority (Regional Medical Center);
Series 2014 A, Hospital RB	5.00%	08/01/20	500	581,020
Series 2014 A, Hospital RB	5.00%	08/01/21	800	930,952
				25,424,855

California–23.02%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/35	3,570	1,450,919
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/36	5,770	2,231,894
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB(f)(g)	5.00%	04/01/17	1,000	1,117,670
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/26	1,390	991,862
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/31	2,680	1,462,824
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	1,700	1,766,980
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/32	3,500	3,943,520
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,074,480
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(d)(h)	5.00%	07/01/27	1,230	1,324,870
Series 2012, Water Furnishing RB(d)(h)	5.00%	07/01/30	1,450	1,534,158
Series 2012, Water Furnishing RB(d)(h)	5.00%	07/01/37	3,195	3,359,670
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/20	1,000	1,209,810
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	4,154,120
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	8,000	8,484,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	$2,600	$2,961,270
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,305	4,967,410
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	2,460	2,777,020
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	5,000	5,159,150
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(c)(f)(g)	5.00%	01/01/28	5,000	6,546,350
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(e)	0.00%	08/01/29	695	386,566
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/40	4,685	1,410,466
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/41	4,965	1,427,090
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/42	5,265	1,440,925
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/43	3,460	901,434
Series 2009, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/44	4,825	1,155,201
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)	5.00%	06/01/36	4,770	5,477,963
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/31	1,775	864,034
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/32	1,980	914,008
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(f)	5.00%	01/15/20	5,000	5,599,150
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,528,800
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,360	3,991,842
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,980	4,114,476
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,250	3,652,545
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(c)	5.00%	05/15/35	6,000	6,802,020
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB(c)	5.00%	07/01/43	6,510	7,318,868
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(e)	0.00%	08/01/34	1,985	798,288
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS–NATL)(b)	5.00%	09/01/22	3,040	3,051,157
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(e)	0.00%	08/01/29	3,955	2,127,038
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/28	2,875	1,704,616
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS–NATL)(b)	5.00%	06/01/29	4,000	4,019,440
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/36	4,025	1,522,215
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	08/01/37	1,590	573,958
Poway Unified School District (Election of 2008–School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/27	4,005	2,473,808
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/31	5,000	2,520,100
Regents of the University of California;
Series 2009 O, General RB	5.25%	05/15/39	500	574,175
Series 2013 AI, General RB(c)	5.00%	05/15/33	4,000	4,620,720
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	973,560
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	6,790	7,700,607
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/25	1,000	1,151,090
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/26	1,995	2,265,821
Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,911,550
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	4,320	4,958,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	$2,500	$2,924,250
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(e)	0.00%	09/01/30	3,300	1,764,510
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	615	677,017
William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/32	17,570	7,831,125
Series 2009 A, Unlimited Tax CAB GO Bonds(e)	0.00%	08/01/33	5,725	2,430,205
				167,078,121

Colorado–2.72%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	4,000	4,215,560
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.50%	01/01/35	3,900	4,600,011
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,200	3,577,376
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/32	5,000	5,706,900
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/30	1,590	1,628,844
				19,728,691

Connecticut–0.64%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	4,300	4,616,007

Delaware–0.14%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	1,015,620

District of Columbia–3.49%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,910	1,946,271
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)	5.00%	10/01/27	575	649,405
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)	5.00%	10/01/28	265	298,419
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(b)	5.00%	02/01/31	10,000	10,268,400
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/26	380	432,740
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/27	380	428,408
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/28	760	852,895
Series 2009 A, Sec. Income Tax RB(c)	5.25%	12/01/27	3,040	3,571,118
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,590	2,720,562
Metropolitan Washington Airports Authority;
Series 2004 C-1, Ref. Airport System RB (INS–AGM)(b)(h)	5.00%	10/01/20	3,000	3,012,030
Series 2009 B, Airport System RB (INS–BHAC)(b)	5.00%	10/01/29	1,000	1,144,300
				25,324,548

Florida–14.18%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,163,130
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,145	2,420,632
Series 2013 C, Airport System RB	5.25%	10/01/38	2,500	2,801,825
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/19	2,950	3,438,107
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	5,110	6,038,129
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(d)	6.50%	05/15/20	2,320	2,332,667
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,449,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/27	$995	$1,134,370
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(f)(g)	5.25%	11/15/16	100	110,648
Series 2006 C, RB	5.25%	11/15/36	3,900	4,201,314
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	4,630	5,050,497
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	845	918,912
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	3,000	3,474,990
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS–AGC)(b)	5.00%	10/01/25	2,850	3,247,489
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(b)	5.50%	04/01/38	1,300	1,382,706
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,500	2,675,250
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	1,195	1,359,671
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation RB (INS–NATL)(b)	5.00%	10/01/30	2,995	3,157,239
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/28	1,000	1,112,670
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,040	1,167,338
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,640	1,819,875
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/35	1,750	1,957,672
Orange (County of); Series 2012 B, Ref. Sales Tax RB(c)	5.00%	01/01/31	7,855	9,002,380
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	2,132,637
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	325	348,991
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)	5.50%	10/01/23	2,700	3,216,132
Series 2011, Ref. RB(c)	5.00%	10/01/31	3,330	3,843,819
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB(c)	5.00%	08/15/42	12,000	12,520,920
Series 2007, Hospital RB(c)	5.00%	08/15/42	6,000	6,260,460
Series 2007, Hospital RB	5.00%	08/15/42	6,000	6,260,460
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB(i)	1.34%	01/01/49	3,938	1,579,528
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, Hospital RB	5.00%	07/01/25	500	552,580
Series 2014 A, Hospital RB	5.00%	07/01/27	500	543,905
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	01/01/26	1,545	1,569,380
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(b)	6.00%	10/01/29	2,000	2,701,940
				102,947,653

Georgia–2.26%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB(f)(g)	5.00%	01/01/15	4,000	4,066,320
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR(f)	2.20%	04/02/19	1,000	1,020,640
Series 1994, PCR(f)	2.20%	04/02/19	2,000	2,041,280
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(f)	2.40%	04/01/20	3,200	3,237,184
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	6,000	6,024,060
				16,389,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–1.66%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	$1,630	$1,803,041
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,270,000
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP(h)	5.00%	08/01/20	3,055	3,565,338
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	4,100	4,438,947
				12,077,326

Idaho–0.69%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS–AGC)(b)	5.25%	07/15/23	2,600	2,949,440
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB(h)	6.00%	01/01/32	335	335,543
Regents of the University of Idaho; Series 2011, Ref. General RB(f)	5.25%	04/01/21	1,440	1,691,625
				4,976,608

Illinois–17.70%
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	1,104,700
Series 2013, Industrial Project RB	5.00%	11/01/44	1,035	1,098,083
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/21	3,200	3,769,824
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/41	1,125	1,200,589
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS–NATL)(b)	5.25%	01/01/26	3,000	3,155,280
Chicago (City of) Board of Education;
Series 2011 A, Unlimited Tax GO Bonds(c)	5.00%	12/01/41	5,730	5,818,414
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(f)(i)	0.88%	06/02/18	1,000	973,160
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/23	1,070	1,164,920
Series 2008, Capital Grant Receipts RB (INS–AGC)(b)	5.25%	06/01/24	1,035	1,124,113
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	3,970	4,396,815
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	5,000	5,537,550
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,380	3,732,230
Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/37	4,350	4,410,552
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,030	2,155,901
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/29	1,000	1,099,740
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/32	2,540	2,809,672
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/37	2,540	2,782,392
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/23	1,435	1,603,168
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, RB	5.00%	10/01/20	1,000	1,131,910
Series 2013 A, RB	5.38%	10/01/22	1,180	1,356,811
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,300	1,360,437
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	2,875	3,054,515
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.00%	08/15/16	830	903,231
Series 2009 B, RB	5.38%	08/15/24	1,900	2,177,875
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	2,620	2,972,206
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,000	1,068,150
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	3,505	3,925,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	$1,460	$1,748,773
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	5,020	5,493,386
Series 2010 A, Ref. RB	6.00%	08/15/38	2,620	2,842,648
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)	5.50%	08/15/41	1,440	1,591,646
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/52	3,390	3,807,987
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS–NATL)(b)(j)	5.75%	06/15/26	8,480	8,484,749
Series 2010 A, RB	5.50%	06/15/50	2,300	2,514,636
Series 2012 B, RB(c)	5.00%	12/15/28	5,565	6,339,425
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS–AGM)(b)	5.00%	06/15/27	3,500	3,900,575
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/38	10,050	11,158,515
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds (INS–AGM)(b)	5.25%	07/01/29	1,960	2,166,153
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/21	2,250	2,513,767
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/29	1,000	1,077,420
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,010	1,084,336
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	750	795,105
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,275	5,027,101
Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds(f)(g)	5.25%	12/01/14	2,000	2,026,280
				128,459,814

Indiana–4.07%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	3,595	3,678,655
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,000	3,466,200
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(h)	5.25%	09/01/34	790	852,505
Series 2014, RB(h)	5.25%	09/01/40	1,125	1,211,164
Series 2014, RB(h)	5.00%	09/01/46	1,350	1,414,989
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/40	3,480	3,686,225
Series 2013 A, Private Activity RB(h)	5.00%	07/01/35	500	532,675
Series 2013 A, Private Activity RB(h)	5.00%	07/01/48	525	552,940
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,690	2,781,514
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,000	1,142,220
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	3,000	3,439,890
Series 2013 F, RB(c)	5.00%	02/01/30	4,500	5,124,015
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	5.88%	01/01/24	1,500	1,655,625
				29,538,617

Iowa–1.34%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(k)	5.00%	06/01/25	4,795	5,565,461
Series 2009 A, Special Obligation RB(c)(k)	5.00%	06/01/26	3,595	4,172,645
				9,738,106

Kansas–0.48%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,655	1,882,662
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,604,175
				3,486,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.54%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/30	$1,900	$2,173,220
Series 2010 A, Hospital RB	6.38%	06/01/40	1,625	1,849,283
Series 2010 A, Hospital RB	6.50%	03/01/45	2,050	2,344,974
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	3,000	3,331,890
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	1,860	2,162,492
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR(f)	2.20%	08/01/19	1,000	1,028,660
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,398,610
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/35	2,000	2,186,680
				18,475,809

Louisiana–2.25%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.–Housing & Parking); Series 2010, RB (INS–AGM)(b)	5.25%	10/01/30	2,450	2,726,507
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, Power Project RB (INS–AGM)(b)	5.25%	06/01/28	2,000	2,328,240
Series 2013 A, Power Project RB (INS–AGM)(b)	5.25%	06/01/31	2,000	2,293,540
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/20	750	875,505
Series 2014, Ref. Water RB	5.00%	12/01/21	1,000	1,161,900
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,265	2,380,606
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	770	848,424
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	770	833,410
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,465	1,572,824
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,235	1,320,005
				16,340,961

Maine–0.33%
Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/37	2,100	2,367,141

Maryland–1.13%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,495	2,556,776
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,013,050
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	2,440	2,621,731
				8,191,557

Massachusetts–4.63%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,262,295
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,350	2,582,180
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(c)	5.50%	11/15/36	9,565	11,155,181
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(c)	5.50%	07/01/36	3,100	3,577,183
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	5,620	6,435,294
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,225	1,452,568
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(c)	5.00%	10/15/35	5,325	6,153,357
				33,618,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.26%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	$3,400	$3,800,758
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014-C-1, Ref. Sewer Disposal Sr. Lien RB	5.00%	07/01/44	1,130	1,165,019
Series 2014-D-4, Ref. Water Supply Second Lien RB	5.00%	07/01/29	565	602,736
Series 2014-D-6, Ref. Water Supply Second Lien RB	5.00%	07/01/33	565	594,340
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS–AGM)(b)	5.00%	11/15/25	1,855	2,111,769
Western Michigan University;
Series 2013, Ref. General RB	5.25%	11/15/30	400	459,272
Series 2013, Ref. General RB	5.25%	11/15/31	350	399,780
				9,133,674

Missouri–0.94%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,970	2,273,045
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,875	1,885,725
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/20	1,000	1,135,680
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/33	1,375	1,506,807
				6,801,257

Nebraska–1.93%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,500	5,963,760
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,707,875
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/36	4,800	5,376,240
				14,047,875

Nevada–1.00%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,500	1,684,830
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(h)	5.00%	07/01/28	2,000	2,200,820
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,450	1,558,996
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	06/01/26	1,600	1,801,952
				7,246,598

New Jersey–7.50%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,990	2,200,164
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.50%	01/01/26	1,000	1,182,150
Series 2013, Private Activity RB(h)	5.38%	01/01/43	1,000	1,087,520
Series 2013, RB(h)	5.00%	07/01/23	1,750	2,033,920
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/24	2,000	2,417,520
New Jersey (State of) Transit Corp.; Series 2014-A, Grant Anticipation RB	5.00%	09/15/19	5,000	5,769,550
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	5,960,200
Series 2006 C, Transportation System CAB RB (INS–AGC)(b)(e)	0.00%	12/15/26	8,435	5,344,079
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,140,344
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(b)	5.00%	12/01/20	10,000	10,036,300
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/23	4,000	4,483,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	$1,050	$1,041,316
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	3,775	3,408,825
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	1,585	1,335,410
				54,440,378

New Mexico–1.49%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,650	2,940,864
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	1,860	2,086,808
New Mexico (State of) Municipal Energy Acquisition Authority; Series 2014-A, Ref. Gas Supply RB(f)	5.00%	08/01/19	5,000	5,779,832
				10,807,504

New York–13.34%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,740	1,969,889
Series 2009, PILOT RB	6.38%	07/15/43	720	816,185
Long Island Power Authority; Series 2004-A, RB (INS–AMBAC)(b)	5.00%	09/01/34	375	376,275
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/24	1,500	1,797,075
Series 2013 A, RB	5.00%	11/15/38	1,680	1,861,726
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,741,112
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/45	1,000	1,106,170
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	2,900	3,329,577
New York (City of) Transitional Finance Authority;
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/28	4,615	5,316,111
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/29	3,695	4,249,176
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/30	3,695	4,241,971
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/33	1,725	1,987,528
Subseries 2012 E-1, Future Tax Sec. RB(c)	5.00%	02/01/37	7,155	8,103,252
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,535	1,740,859
New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB(c)	5.00%	04/01/26	5,635	6,472,417
Series 2008 1A, Ref. RB(c)	5.00%	04/01/27	4,765	5,464,931
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/27	5,200	5,964,504
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/28	5,200	5,950,776
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/29	1,805	2,344,731
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/30	5,805	6,745,294
New York (State of) Dormitory Authority;
Series 2007 A, Mental Health Services Facilities Improvement RB (INS–AGM)(b)	5.00%	02/15/27	1,500	1,639,605
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,050	2,325,663
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(h)(l)	13.52%	07/01/26	1,700	1,717,204
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,519,443
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/29	4,860	5,587,105
Series 2013 A, Jr. General RB	5.00%	05/01/19	2,000	2,334,560
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB(c)	5.00%	09/15/40	5,100	5,830,269
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,770	1,977,621
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.00%	07/01/25	1,250	1,317,362
				96,828,391

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–3.82%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(c)	5.00%	06/01/39	$13,600	$14,599,872
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,716,555
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB(c)	5.00%	06/01/42	5,110	5,661,165
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	1,103,641
North Carolina (State of) Turnpike Authority;
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/36	1,755	1,955,000
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/41	2,430	2,706,923
				27,743,156

North Dakota–0.39%
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,804,423

Ohio–5.87%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,450	1,569,291
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(b)(c)	5.25%	02/15/33	9,100	10,026,107
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(d)	6.50%	01/01/34	1,000	1,054,250
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,743,200
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/36	3,390	3,723,881
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,322,620
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	2,470	2,865,694
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	2,000	2,327,500
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(f)	5.75%	06/01/16	3,670	3,937,176
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	4,835	5,325,076
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/28	2,500	2,872,175
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR(f)	5.88%	06/01/16	930	1,008,371
Series 2010 C, Ref. PCR(f)	4.00%	06/03/19	2,825	2,825,000
				42,600,341

Oklahoma–0.11%
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	815	776,728

Oregon–0.48%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(f)(g)	5.25%	04/01/19	685	815,431
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(d)	6.38%	11/01/33	2,465	2,687,836
				3,503,267

Pennsylvania–1.83%
Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS–AMBAC)(b)	5.00%	12/01/34	5,000	5,051,050
Series 2012 A, Sub. RB	5.00%	12/01/20	1,370	1,616,066
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	5.75%	12/01/28	2,850	3,061,641
Subseries 2010 B-2, Sub. Conv. CAB RB(j)	6.00%	12/01/34	1,750	1,861,335
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(b)	5.13%	09/01/23	1,500	1,718,370
				13,308,462

Puerto Rico–0.23%
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	2,110	1,652,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.21%
Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS–AGM)(b)(h)	5.00%	07/01/21	$1,500	$1,505,580

South Carolina–1.39%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB(f)(g)	5.25%	12/01/15	8,000	8,511,920
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,400	1,582,896
				10,094,816

Tennessee–0.41%
Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/23	1,280	1,483,904
Series 2006 A, Gas RB	5.25%	09/01/26	1,275	1,496,289
				2,980,193

Texas–15.07%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds(c)	5.00%	08/15/34	5,105	5,832,922
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(h)	4.85%	04/01/21	6,000	6,237,780
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	4,000	4,303,080
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,848,625
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,225	2,459,226
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(h)	5.25%	11/01/26	2,000	2,315,220
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/25	1,130	1,275,804
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(b)	5.25%	08/15/31	5,395	6,878,895
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,300	1,421,953
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(e)	0.00%	09/01/25	4,650	3,100,527
Houston (City of);
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,299,800
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/33	2,700	3,103,569
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/36	4,005	4,559,172
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	5.00%	04/15/23	420	476,347
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,250	2,424,375
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/30	2,130	2,423,599
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,082,050
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014-A, Student Housing RB	5.00%	04/01/34	1,000	1,071,650
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(e)	0.00%	01/01/28	18,900	11,202,030
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(e)	0.00%	01/01/31	3,740	1,911,626
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,500	1,755,270
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,495	2,799,739
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	925	931,087
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/25	890	1,030,753
Series 2009 A, Financing System RB	5.00%	05/15/26	2,500	2,895,375
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,230	6,490,535
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	4,095	4,487,342
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	2,184,140
Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,292,712
Series 2012, Gas Supply RB	5.00%	12/15/32	1,195	1,278,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	$1,945	$2,303,658
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/38	1,300	1,605,799
University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(b)(c)	5.00%	02/15/33	9,100	10,049,858
West Harris County Regional Water Authority; Series 2005, Water System RB (INS–AGM)(b)	5.00%	12/15/24	3,000	3,039,330
				109,372,426

Utah–0.28%
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB(g)(l)	13.12%	05/15/20	2,000	2,022,160

Vermont–0.35%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,526,350

Virgin Islands–0.36%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,400	2,650,776

Virginia–3.03%
Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,814,855
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,193,310
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	6.00%	01/01/37	885	1,001,138
Series 2012, Sr. Lien RB(h)	5.50%	01/01/42	2,930	3,196,308
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(h)	5.00%	07/01/34	3,635	3,824,783
Series 2012, Sr. Lien RB(h)	5.00%	01/01/40	1,905	1,977,619
				22,008,013

Washington–4.46%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/25	925	1,076,940
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS–NATL)(b)	5.00%	01/01/34	1,705	1,725,903
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds(f)(g)	5.13%	06/01/15	2,500	2,594,800
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/41	3,000	3,208,650
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS–AGM)(b)	5.25%	10/01/33	1,500	1,689,870
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	2,000	2,192,380
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/29	8,420	9,700,177
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/30	8,850	10,195,554
				32,384,274

Wisconsin–1.14%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,500	3,779,650
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/26	1,100	1,131,372
Series 2014, RB	5.13%	05/01/29	1,000	1,031,680
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,000	2,366,800
				8,309,502
TOTAL INVESTMENTS(m)–155.44% (Cost $1,033,734,605)				1,128,262,325
FLOATING RATE NOTE OBLIGATIONS–(27.48)%
Notes with interest and fee rates ranging from 0.57% to 0.84% at 08/31/14 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1J)(n)				(199,450,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.46)%				(213,817,704)
OTHER ASSETS LESS LIABILITIES–1.50%				10,845,923
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$725,840,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer

Jr.	– Junior
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $12,793,518, which represented 1.76% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $3,739,364 which represents less than 1% of the Trust’s Net Assets.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.4%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2014. At August 31, 2014, the Trust’s investments with a value of $344,927,171 are held by Dealer Trusts and serve as collateral for the $199,450,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31,2014

Revenue Bonds	83.9%
General Obligation Bonds	13.6
Pre-refunded Bonds	2.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Quality Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2014

(Unaudited)

Assets:
Investments, at value (Cost $1,033,734,605)	$1,128,262,325
Receivable for:
Investments sold	8,238,372
Interest	11,345,726
Investment for trustee deferred compensation and retirement plans	111,484
Deferred offering costs	55,080
Other assets	16,830
Total assets	1,148,029,817

Liabilities:
Floating rate note obligations	199,450,000
Variable rate muni term preferred shares at liquidation preference ($0.01 par value, 2,139 shares issued with liquidation preference of $100,000 per share)	213,817,704
Payable for:
Investments purchased	6,143,323
Amount due custodian	2,087,408
Income distributions — common shares	69,060
Accrued fees to affiliates	117
Accrued interest expenses	218,354
Accrued trustees’ and officers’ fees and benefits	6,244
Accrued other operating expenses	101,743
Trustee deferred compensation and retirement plans	295,320
Total liabilities	422,189,273
Net assets applicable to common shares	$725,840,544

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$721,850,149
Undistributed net investment income	2,535,227
Undistributed net realized gain (loss)	(93,072,552)
Net unrealized appreciation	94,527,720
$725,840,544

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	52,883,797
Net asset value per common share	$13.73
Market value per common share	$12.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Quality Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2014

(Unaudited)

Investment income:
Interest	$25,070,370

Expenses:
Advisory fees	3,093,763
Administrative services fees	84,174
Custodian fees	9,512
Interest, facilities and maintenance fees	1,940,754
Transfer agent fees	6,900
Trustees’ and officers’ fees and benefits	21,651
Other	194,924
Total expenses	5,351,678
Less: Fees waived	(1,568,735)
Net expenses	3,782,943
Net investment income	21,287,427

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,343,586)
Change in net unrealized appreciation of investment securities	40,073,810
Net realized and unrealized gain	38,730,224
Net increase in net assets from operations applicable to common shares	$60,017,651

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Quality Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2014 and the year ended February 28, 2014

(Unaudited)

	August 31, 2014	February 28, 2014
Operations:
Net investment income	$21,287,427	$41,283,561
Net realized gain (loss)	(1,343,586)	(15,348,899)
Change in net unrealized appreciation (depreciation)	40,073,810	(50,936,120)
Net increase (decrease) in net assets resulting from operations	60,017,651	(25,001,458)
Distributions to shareholders from net investment income	(20,624,681)	(43,034,192)
Net increase (decrease) in net assets from common shares	39,392,970	(68,035,650)

Net assets applicable to common shares:
Beginning of period	686,447,574	754,483,224
End of period (includes undistributed net investment income of $2,535,227 and $1,872,481, respectively)	$725,840,544	$686,447,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Quality Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2014

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$60,017,651

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(73,374,132)
Net purchases of short-term investments	(8,604,918)
Proceeds from sales of investments	70,137,064
Amortization of premium and deferred offering costs	1,552,891
Accretion of discount	(1,792,452)
Increase in receivables and other assets	(29,858)
Decrease in accrued expenses and other payables	(36,457)
Net realized loss from investment securities	1,343,586
Net change in unrealized appreciation on investment securities	(40,073,810)
Net cash provided by operating activities	9,139,565

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(20,625,676)
Increase in payable for amount due custodian	2,087,408
Net proceeds from floating rate note obligations	685,000
Net cash provided by (used in) financing activities	(17,853,268)
Net increase (decrease) in cash and cash equivalents	(8,713,703)
Cash at beginning of period	8,713,703
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,854,625

Notes to Financial Statements

August 31, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide current income which is exempt from federal income tax.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

21                         Invesco Quality Municipal Income Trust

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate

22                         Invesco Quality Municipal Income Trust

investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least October 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.50%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on October 31, 2014. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2014, the Adviser waived advisory fees of $1,568,735.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2014, expenses incurred under these agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

23                         Invesco Quality Municipal Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2014 were $198,870,000 and 0.58%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

24                         Invesco Quality Municipal Income Trust

The Trust had a capital loss carryforward as of February 28, 2014 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$4,539,569	$—	$4,539,569
February 29, 2016	31,831,662	—	31,831,662
February 28, 2017	29,575,590	—	29,575,590
February 28, 2018	4,534,854	—	4,534,854
February 28, 2019	172,617	—	172,617
Not subject to expiration	5,938,066	7,250,250	13,188,316
	$76,592,358	$7,250,250	$83,842,608

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2014 was $74,242,417 and $78,172,213, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$96,813,949
Aggregate unrealized (depreciation) of investment securities	(4,316,546)
Net unrealized appreciation of investment securities	$92,497,403

Cost of investments for tax purposes is $1,035,764,922.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Beginning shares	$52,883,797	$52,883,797
Shares issued through dividend reinvestment	—	—
Ending shares	$52,883,797	$52,883,797

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,168 Series 2015/12-IQI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 971 Series 2015/12-IQI VMTP Shares in connection with the reorganization of Invesco Quality Municipal Securities and Invesco Quality Municipal Investments Trust into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on December 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over 3 years. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.15% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.18% to 1.27% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2014 were $213,900,000 and 1.21%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

25                         Invesco Quality Municipal Income Trust

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2014:

Declaration Date	Amount per Share	Record Date	Payable Date
September 2, 2014	$0.0650	September 15, 2014	September 30, 2014
October 1, 2104	$0.0650	October 16, 2014	October 31, 2014

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2014		Years ended February 28,		Year ended February 29, 2012		Four months ended February 28, 2011		Years ended October 31,
			2014	2013					2010		2009
Net asset value per common share, beginning of period	$12.98		$14.27	$13.88	$12.19		$13.40		$12.61		$11.12
Net investment income(a)	0.40		0.78	0.79	0.84		0.27		0.93		0.96
Net gains (losses) on securities (both realized and unrealized)	0.74		(1.26)	0.47	1.74		(1.19)		0.74		1.36
Distributions paid to auction rate preferred shareholders from net investment income(a)	N/A		N/A	(0.00)	(0.02)		(0.01)		(0.02)		(0.05)
Total from investment operations	1.14		(0.48)	1.26	2.56		(0.93)		1.65		2.27
Less distributions paid to common shareholders from net investment income	(0.39)		(0.81)	(0.87)	(0.87)		(0.28)		(0.86)		(0.78)
Net asset value per common share, end of period	$13.73		$12.98	$14.27	$13.88		$12.19		$13.40		$12.61
Market value per common share, end of period	$12.39		$11.86	$13.64	$14.16		$11.81		$13.37		$11.80
Total return at net asset value(b)	8.94%		(2.59)%	9.27%	21.91%		(6.85)%		13.59%
Total return at market value(c)	7.87%		(6.88)%	2.38%	28.37%		(9.55)%		21.12%		37.92%
Net assets applicable to common shares, end of period (000’s omitted)	$725,841		$686,448	$754,483	$326,271		$286,628		$314,899		$296,499
Portfolio turnover rate(d)	7%		23%	20%	26%		3%		11%		16%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.07	%(e)	1.11%	1.15%	1.07	%(f)	1.40	%(f)(g)(h)	0.92	%(f)	1.13	%(f)(i)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(j)	0.52	%(e)	0.53%	0.59%	0.84	%(f)	1.20	%(f)(g)(h)	0.76	%(f)	0.83	%(f)(i)
Without fee waivers and/or expense reimbursements	1.51	%(e)	1.57%	1.40%	1.07	%(f)	1.40	%(f)(g)(h)	0.92	%(f)	1.13	%(f)(i)
Ratio of net investment income before preferred share dividends	5.99	%(e)	6.04%	5.60%	6.51%		6.65	%(g)	7.11%		8.30	%(i)
Preferred share dividends	N/A		N/A	0.02%	0.12%		0.19	%(g)	0.18%		0.46%
Ratio of net investment income after preferred share dividends	5.99	%(e)	6.04%	5.58%	6.39%		6.46	%(g)	6.93%		7.84	%(i)
Rebate from Morgan Stanley affiliate	—		—	—	—		—		—		0.01%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$213,900		$213,900	$213,900	$116,850		$137,650
Asset coverage per preferred share(k)	$439,298		$420,852	$452,601	$189,611		$154,115		329%		315%
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$50,000		$50,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $444,360,729 and sold of $20,353,926 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $704,240.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	Ratio includes an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been lower by 0.15%.
(i)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(j)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding. For periods prior to February 28, 2011, calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing by preferred shares at liquidation value.

N/A	= Not Applicable

26                         Invesco Quality Municipal Income Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Trust received two shareholder demand letters dated July 16, 2010 and March 25, 2011. Furthermore, the Invesco Quality Municipal Investment Trust (“Trust”), which merged into the Invesco Quality Municipal Income Trust received a shareholder demand letter dated September 1, 2010. The shareholders in all three demand letters claimed that, prior to the tenure of the current adviser, the adviser and certain individuals breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value at the expense of the Trust and common shareholders, the Trust was not obliged to provide liquidity to the preferred shareholders, the redemptions were improperly motivated to benefit the Adviser and its affiliates, and the market value and fair value of the ARPS were less than liquidation value at the time they were redeemed. The shareholders demanded that: 1) the Board takes action against the Adviser and individuals to recover damages; 2) the Board refrains from authorizing further redemptions or repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction; and 3) the Board institute corporate governance measures. The Board formed a Special Litigation Committee (“SLC”) to investigate these demands and make a recommendation to the Board regarding whether pursuit of the demands and attendant claims is in the best interests of the Trust. Upon completion of its investigation, the SLC recommended that the Board reject the demands specified in the shareholder demand letters. The Board publicly announced on July 12, 2011, that the Independent Trustees had voted to adopt the SLC’s recommendation and reject the demands. The Trust is not the subject of a lawsuit in connection with these demand letters.

The Invesco Quality Municipal Investment Trust (the “Trust”), which merged into the Invesco Quality Municipal Income Trust received a shareholder demand letter dated September 1, 2010 alleging that the certain individuals and the former Adviser breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value at the expense of the Trust and common shareholders. The shareholder claimed that the Trust was not obliged to provide liquidity to preferred shareholders, the redemptions were improperly motivated to benefit the Adviser, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The shareholder demands that: 1) the Board take action against the prior adviser and individuals to recover damages and 2) the Board refrain from authorizing further redemptions or repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. Upon completion of its evaluation, the SLC recommended that the Board reject the demands specified in the shareholder demand letter, after which the Board publicly announced on July 12, 2011, that it had adopted the SLC’s recommendation and voted to reject the demands.

Management of Invesco and the Trust believe that the outcome of the demand letter described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

27                         Invesco Quality Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Quality Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — General and Insured Municipal Debt Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. Invesco Advisers noted that the management team had slowly increased exposure to lower credits and would add leverage according to market conditions. The

28                         Invesco Quality Municipal Income Trust

Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least October 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one closed end fund and below the rates of four such closed end funds overseen by a different board. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisors from the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds are fair and reasonable.

29                         Invesco Quality Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Income Trust (the “Fund”) was held on August 27, 2014. The Meeting was held for the following purpose:

(1)	Elect four Trustees, by the holders of Common Shares and Preferred Shares voting together as a single class, and elect one Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until his or her successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against
(1)	David C. Arch	43,415,683	3,473,541
	Larry Soll	43,367,700	3,521,524
	Philip A. Taylor	43,523,198	3,366,026
	Wayne W. Whalen	43,386,150	3,503,074
	Frank S. Bayley(P)	2,139	0

(P)	Election of Trustee by preferred shareholders only.

30                         Invesco Quality Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station,

TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06591	MS-CE-QMINC-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.